Stock-Based Compensation (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
ESOP Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning	59,900	59,900
Options outstanding weighted average exercise price, beginning
Aggregate intrinsic value, beginning
Options granted weighted average exercise price
Options exercised weighted average exercise price
Aggregate intrinsic value, exercised
Options canceled, forfeited or expired weighted average exercise price
Options outstanding, ending	59,900	59,900
Options outstanding weighted average exercise price, ending	$ 0.12
Weighted average remaining contractual term	4 years 25 days	4 years 3 months 25 days
Aggregate intrinsic value, ending	$ 2,303
Vested and exercisable	59,900	59,900
Vested and exercisable weighted average exercise price	$ 0.12	$ 0.12
Weighted average remaining contractual term, vested and exercisable	4 years 25 days	4 years 3 months 25 days
Aggregate intrinsic value, Vested and exercisable	$ 2,303	$ 2,425
Options granted
Options exercised
Options canceled, forfeited or expired
Options outstanding weighted average exercise price, ending		$ 0.12
Aggregate intrinsic value, ending		$ 2,425
MSOP Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning	295,565	295,565
Options outstanding weighted average exercise price, beginning
Aggregate intrinsic value, beginning
Options granted weighted average exercise price
Options exercised weighted average exercise price
Aggregate intrinsic value, exercised
Options canceled, forfeited or expired weighted average exercise price
Options outstanding, ending	295,565	295,565
Options outstanding weighted average exercise price, ending	$ 0.12
Weighted average remaining contractual term	1 year 5 months 1 day	1 year 8 months 1 day
Aggregate intrinsic value, ending	$ 11,362
Vested and exercisable	295,565	295,565
Vested and exercisable weighted average exercise price	$ 0.12	$ 0.12
Weighted average remaining contractual term, vested and exercisable	1 year 5 months 1 day	1 year 8 months 1 day
Aggregate intrinsic value, Vested and exercisable	$ 11,362	$ 11,964
Options granted
Options exercised
Options canceled, forfeited or expired
Options outstanding weighted average exercise price, ending		$ 0.12
Aggregate intrinsic value, ending		$ 11,964